Deferred Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Phases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Exploration and Evaluation Phases [Abstract]
Balance at beginning of period	$ 35,213,542	$ 34,724,374
Expenditure incurred	504,827	1,039,863
Foreign exchange movement	(1,099,219)	(550,695)
Balance at end of period	$ 34,619,150	$ 35,213,542